Liabilities with customers (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Summary of liabilities with customers

	12/31/2024	12/31/2023
Time deposits	39,228,575	28,158,459
Savings deposits	1,883,432	1,540,604
Demand deposits	1,415,427	2,572,536
Creditors by resources to release	275,795	380,021
Total	42,803,229	32,651,620